Merchant Link Acquisition - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Aug. 31, 2019	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Business Acquisition [Line Items]
Business acquisition, net of cash acquired				$ 60.2
Measurement period adjustment, increase to goodwill			$ 0.7
Merchant Link Acquisition
Business Acquisition [Line Items]
Business acquisition date	Aug. 31, 2019
Business acquisition, percentage of membership interests acquired	100.00%
Business acquisition, consideration transferred	$ 64.0
Business acquisition, net of cash acquired	$ 60.2
Business acquisition, percentage of customer base integrated	80.00%
Measurement period adjustment, increase to goodwill		$ (0.7)
Measurement period adjustment, increase to goodwill		$ (0.7)